Loans and Allowance for Loan Losses - Recorded balance, at original cost, of troubled debt restructurings (Details 6) - Loans Receivable - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	$ 2,609,454	$ 2,283,293
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	723,421	747,470
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	$ 1,708,013	$ 1,265,079
Real estate loans | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	$ 57,783	$ 212,579
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	$ 10,897	$ 15,379
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	$ 109,340	$ 42,786